Warrant Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Warrant Liabilities

Note 6. Warrant Liabilities

Warrants terms

The Company has issued and outstanding Series A Warrants and Series C Warrants (the “Warrants”).

The Company’s Warrants contain standard anti-dilution provisions for stock dividends, stock splits, subdivisions, combinations and similar types of recapitalization events. They also contain a cashless exercise feature that provides for their net share settlement at the option of the holder in the event that there is no effective registration statement covering the continuous offer and sale of the warrants and underlying shares. The Company is required to comply with certain requirement to cause or maintain the effectiveness of a registration statement for the offer and sale of these securities. The Warrant contracts further provide for the payment of liquidated damages at an amount per month equal to 1% of the aggregate VWAP of the shares into which each Warrant is convertible into in the event that the Company is unable to maintain the effectiveness of a registration statement as described herein. The Company evaluated the registration payment arrangement stipulated in the terms of these securities and determined that it is probable that the Company will maintain an effective registration statement and has therefore not allocated any portion of the Company’s cash or cash equivalents to the registration payment arrangement. The Warrants also contain a fundamental transactions provision that permits their settlement in cash at fair value at the option of the holder upon the occurrence of a change in control. Such change in control events include tender offers or hostile takeovers, which are not within the sole control of the Company as the issuer of these Warrants. Accordingly, the Warrants are considered to have a cash settlement feature that precludes their classification as equity instruments. Settlement at fair value upon the occurrence of a fundamental transaction would be computed using the Black Scholes Option Pricing Model.

Accounting Treatment

The Company accounts for the Warrants in accordance with the guidance in ASC 815 Derivatives and Hedging. As indicated above, the Company may be obligated to settle Warrants in cash in the case of a Fundamental Transaction.

The Company classified the Warrants as liabilities at their fair value and will re-measure the warrants at each balance sheet date until they are exercised or expire. Any change in the fair value is recognized as other income (expense) in the Company’s statement of operations.

Under ASC 815-40-35, the Company adopted a sequencing policy that reclassifies contracts, with the exception of stock options, from equity to assets or liabilities for those with the latest inception date first. Future issuance of securities will be evaluated as to reclassification as a liability under our sequencing policy of latest inception date first until either all of the Series B Warrants are settled or expire. The Series B Warrants expired on February 12, 2016.

Series A Warrants

The Company has issued 489,921 Series A Warrants to purchase shares of its Common Stock at an exercise price of $32.50 per share in connection with the unit offering offered in the Company’s initial public offering (“IPO”) in November 2014. The Series A Warrants are exercisable at any time prior to the expiration of the five-year term on November 12, 2019.

Upon the completion of the IPO, the Series A Warrants started trading on the NASDAQ under the symbol CAPNW, and now under the symbol SLNOW as the result of the The Company name change to Soleno Therapeutics, Inc. in May 2017. As the Series A Warrants are publicly traded, the Company uses the closing price on the measurement date to determine the fair value of these the Series A Warrants.

Since their issuance, a total of 4,800 Series A Warrants have been exercised. As of September 30, 2017, the fair value of the 485,121 outstanding Series A Warrants was approximately $289,000, and the decrease of $126,000 and the increase of $95,000, respectively, in fair value during the three and nine months ended September 30, 2017, was recorded as other income and other expense, respectively, in the statement of operations. As of September 30, 2016, the fair value of the outstanding Series A warrants was approximately $509,000, and the decrease of $121,000 and $703,000 in fair value during the three and nine months ended September 30, 2016, was recorded as other income in the statement of operations.

Series B Warrants

The Company issued 489,921 Series B Warrants to purchase shares of its Common Stock at an exercise price of $32.50 per share in connection with the IPO. Certain Series B Warrant holders elected to exercise Series B Warrants for an aggregate of 117,902 shares of Common Stock and a new Series C Warrant for each share of Common Stock for which the Series B Warrants were exercised. Between January 1, 2016, and the expiration of the Series B Warrants on February 12, 2016, certain holders of the Series B Warrants exercised in cashless transactions a total of 20,460 Series B Warrants resulting in the issuance of 97,100 shares of Common Stock. The remaining Series B Warrants expired on February 12, 2016 and no Series B Warrants remain outstanding thereafter.

Series C Warrants

On March 5, 2015, the Company entered into separate agreements with certain Series B Warrant holders, who agreed to exercise their Series B Warrants to purchase an aggregate of 117,902 shares of the Company’s Common Stock at an exercise price of $32.50 per share, resulting in the de-recognition of $6.7 million of Series B Warrant liability and gross proceeds to the Company of approximately $3.8 million based on the exercise price of the Series B Warrants. In connection with this exercise of the Series B Warrants, the Company issued to each investor who exercised Series B Warrants, new Series C Warrants for the number of shares of the Company’s Common Stock underlying the Series B Warrants that were exercised. Each Series C Warrant is exercisable at $31.25 per share and will expire on March 5, 2020.

In April 2015, the Company issued a tender offer to the remaining holders of Series B Warrants to induce the holders to cash exercise the outstanding Series B Warrants in exchange for new Series C Warrants with an exercise price of $31.25 per share that expire on March 5, 2020. The tender offer was extended to Series B Warrant holders under a registration statement filed with the SEC on Form S-4, which was declared effective on June 25, 2015, and expired on July 24, 2015. During July 2015, certain Series B Warrant holder(s) tendered their Series B Warrants under the tender offer, which resulted in the issuance of 181 shares of the Company’s Common Stock, the issuance of 905 Series C Warrants and proceeds to the Company of $5,882.

The Series C Warrants are exercisable into 118,083 shares of the Company’s Common Stock. As of September 30, 2017, the fair value of the Series C Warrants was determined to be $20,000. The decline in the fair value of the Series C Warrants of $4,000 during the three months ended September 30, 2017 and $66,000 in the nine months ended September 30, 2017, was recorded as other income in the consolidated statement of operations. As of September 30, 2016, the fair value of the Series C Warrants was determined to be $115,000. The decline in the fair value of the warrants of $79,000 during the three months ended September 30, 2016, and $348,000 in the nine months ended September 30, 2016 was recorded as other income in the consolidated statement of operations.

The Company has calculated the fair value of the Series C Warrants using a Black-Scholes pricing model, which requires the input of highly subjective assumptions including the expected stock price volatility. The Company used the following inputs:

	June 30, 2017	December 31, 2016
Volatility	90%	90%
Expected Term (years)	2.42	3.17
Expected dividend yield	—%	—%
Risk-free rate	1.53%	1.51%

Note 6. Warrant Liabilities

Warrants terms

The Company has issued Series A Warrants, Series B Warrants and Series C Warrants (the “Warrants”).

The Company’s Series A, Series B and Series C Warrants contain standard anti-dilution provisions for stock dividends, stock splits, subdivisions, combinations and similar types of recapitalization events. They also contain a cashless exercise feature that provides for their net share settlement at the option of the holder in the event that there is no effective registration statement covering the continuous offer and sale of the warrants and underlying shares. The Company is required to comply with certain requirement to cause or maintain the effectiveness of a registration statement for the offer and sale of these securities. The Warrant contracts further provide for the payment of liquidated damages at an amount per month equal to 1% of the aggregate VWAP of the shares into which each Warrant is convertible into in the event that the Company is unable to maintain the effectiveness of a registration statement as described herein. The Company evaluated the registration payment arrangement stipulated in the terms of these securities and determined that it is probable that the Company will maintain an effective registration statement and has therefore not allocated any portion of the IPO or Private Transaction proceeds to the registration payment arrangement. The Warrants also contain a fundamental transactions provision that permits their settlement in cash at fair value at the option of the holder upon the occurrence of a change in control. Such change in control events include tender offers or hostile takeovers, which are not within the sole control of the Company as the issuer of these warrants. Accordingly, the warrants are considered to have a cash settlement feature that precludes their classification as equity instruments. Settlement at fair value upon the occurrence of a fundamental transaction would be computed using the Black Scholes Option Pricing Model, which is equivalent to fair value computed using the Binomial Lattice Option Model.

Accounting Treatment

The Company accounts for the Warrants in accordance with the guidance in ASC 815 Derivatives and Hedging. As indicated above, the Company may be obligated to settle Warrants in cash in the case of a Fundamental Transaction.

The Company classified the Warrants, with a term greater than one year, as long term liabilities at their fair value and will re-measure the warrants at each balance sheet date until they are exercised or expire. Any change in the fair value is recognized as other income (expense) in the Company’s statement of operations. The Series B Warrant liability was classified as a current liability in the year ended December 31, 2015, as the Warrants were set to expire on February 12, 2016.

Under ASC 815-40-35, the Company adopted a sequencing policy that reclassifies contracts, with the exception of stock options, from equity to assets or liabilities for those with the latest inception date first. Future issuance of securities will be evaluated as to reclassification as a liability under our sequencing policy of latest inception date first until either all of the Series B Warrants are settled or expire. The Series B Warrants expired on February 12, 2016.

Series A Warrants

The Company has issued 489,921 Series A Warrants to purchase shares of its Common Stock at an exercise price of $32.50 per share in connection with the unit offering offered in the Company’s initial public offering (“IPO”) in November 2014. The Series A Warrants are exercisable at any time prior to the expiration of the five-year term on November 12, 2019.

Upon the completion of the IPO, the Series A Warrants started trading on the NASDAQ under the symbol CAPNW. As the Series A Warrants are publicly traded, the Company uses the closing price on the measurement date to determine the fair value of these the Series A Warrants.

Since their issuance, a total of 4,800 Series A Warrants have been exercised. As of December 31, 2016, the fair value of the 485,121 outstanding Series A Warrants was approximately $194 thousand, and the decrease of $1 million in fair value during the year ended December 31, 2016 was recorded as other income in the statement of operations.

Series B Warrants

The Company issued 489,921 Series B Warrants to purchase shares of its Common Stock at an exercise price of $32.50 per share in connection with the IPO.

Between January 1, 2016, and the expiration date of the Series B Warrants of February 12, 2016, certain holders of Series B warrants cashless exercised a total of 20,460 Series B Warrants resulting in the issuance of 97,040 shares of Common Stock and the derecognition of approximately $593 thousand in Series B Warrant liability. The remaining Series B Warrant liability was reduced to zero upon expiration resulting in the recording of $272 thousand in other income in the statement of operations. The remaining Series B Warrants expired unexercised on February 12, 2016.

As of February 12, 2016 and December 31, 2015 the Company used a Monte Carlo simulation to calculate the fair value of its Series B Warrant liability. This model is dependent upon several variables such as the warrant’s term, exercise price, current stock price, risk-free interest rate estimated over the contractual term, estimated volatility of our stock over the term of the warrant and the estimated market price of our stock during the cashless exercise period. The risk-free rate is based on U.S. Treasury securities with similar maturities as the expected terms of the warrants. The volatility is estimated based on blending the volatility rates for a number of similar publicly-traded companies. The Company used the following inputs:

	February 12, 2016	December 31, 2015
Volatility	90%	90%
Expected Term (years)	0.00	0.12
Expected dividend yield	—%	—%
Risk-free rate	0.65%	0.65%

In addition to the assumptions above, the Company’s estimated fair value of the Series B Warrant liability is calculated using other key assumptions. Management, with the assistance of an independent valuation firm, makes these subjective determinations based on available current information; however, as such information changes, so might management’s determinations and such changes could have a material impact on future operating results.

Series C Warrants

On March 5, 2015, the Company entered into separate agreements with certain Series B Warrant holders, who agreed to exercise their Series B Warrants to purchase an aggregate of 117,902 shares of the Company’s Common Stock at an exercise price of $32.50 per share, resulting in the de-recognition of $6.7 million of Series B Warrant liability and gross proceeds to the Company of approximately $3.8 million based on the exercise price of the Series B Warrants. In connection with this exercise of the Series B Warrants, the Company issued to each investor who exercised Series B Warrants, new Series C Warrants for the number of shares of the Company’s Common Stock underlying the Series B Warrants that were exercised. Each Series C Warrant is exercisable at $31.25 per share and will expire on March 5, 2020.

In April 2015, the Company issued a tender offer to the remaining holders of Series B Warrants to induce the holders to cash exercise the outstanding Series B Warrants in exchange for new Series C Warrants with an exercise price of $31.25 per share that expire on March 5, 2020. The tender offer was extended to Series B Warrant holders under a registration statement filed with the SEC on Form S-4, which was declared effective on June 25, 2015 and expired on July 24, 2015. During July 2015, certain Series B Warrant holder(s) tendered their Series B Warrants under the tender offer, which resulted in the issuance of 181 shares of the Company’s Common Stock, the issuance of 181 Series C Warrants and proceeds to the Company of $5,882.

The Series C Warrants are exercisable into 118,083 shares of the Company’s Common Stock. As of December 31, 2016, the fair value of the Series C Warrants was determined to be $85,490. The decline in the fair value of the liability for the Series C Warrants of $376,947 in the year ended December 31, 2016 was recorded as other income in the consolidated statement of operations.

The Company has calculated the fair value of the Series C Warrants using a Black-Scholes pricing model, which is equivalent to the fair value computed using the Binomial Lattice Option Model. The Black-Scholes pricing model requires the input of highly subjective assumptions including the expected stock price volatility. The Company used the following inputs:

	December 31, 2016	December 31, 2015
Volatility	90%	90%
Expected Term (years)	3.17	4.17
Expected dividend yield	—%	—%
Risk-free rate	1.51%	1.76%